Derivative Financial Instruments and Off-balance sheet Financial Instruments - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Pledged cash to counterparties as collateral	$ 831
Cash and securities pledged in the form of margin deposits	$ 291